Employee Benefits Plan - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [Line Items]
Equities	$ 860	$ 771
Bonds	2,036	1,852
Property	4	2
Insurance	36	38
Derivatives	679	266
Cash and cash equivalents	109	352
Other	8	7
Total	3,867	3,428
U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	222	194
U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	3	6
All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	635	571
Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	1,017	899
Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		149
Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	112	56
Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	634	554
Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	17	14
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	256	180
Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	135	140
Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset		7
Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	135	133
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	269	242
Bonds	309	276
Property	4	2
Cash and cash equivalents	12	11
Other	1	1
Total	596	539
Quoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	157	144
Quoted Plan Assets [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	3	6
Quoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	109	92
Quoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	226	201
Quoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	3	2
Quoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	3	2
Quoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	4	3
Quoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	73	68
Quoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	1	7
Quoted Plan Assets [Member] | Multi-Asset [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset		7
Quoted Plan Assets [Member] | Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	1
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	591	529
Bonds	1,727	1,576
Property	0
Insurance	36	38
Derivatives	679	266
Cash and cash equivalents	97	341
Other	7	6
Total	3,271	2,889
Unquoted Plan Assets [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Equities	65	50
Unquoted Plan Assets [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	526	479
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	791	698
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | U.K. [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds		149
Unquoted Plan Assets [Member] | Corporate Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	109	54
Unquoted Plan Assets [Member] | Government Bonds [Member] | U.S. [member]
Disclosure of fair value of plan assets [Line Items]
Bonds	631	552
Unquoted Plan Assets [Member] | Government Bonds [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	13	11
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	183	112
Unquoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	134	133
Unquoted Plan Assets [Member] | Multi-Asset [Member] | All Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 134	$ 133